Accrued Mining and Landfill Reclamation - Additional Information (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Asset Retirement Obligation Disclosure [Abstract]
Current portion of liabilities	$ 1.6	$ 0.5